June 3, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Vanguard Valley Forge Funds (the Trust) File No. 33-48863

Commissioners:

Enclosed is Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The Trust consists of four series, three of which are Managed Payout Funds. The purposes of this Amendment are: (1) to disclose that each Managed Payout Fund may invest in a new underlying fund, Total International Bond Index Fund; and (2) to effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of August 12, 2013, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(a) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment. Thank you.

Sincerely,

Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

cc: Amy Miller, Esq.

U.S. Securities & Exchange Commission